CAPITAL LEASE OBLIGATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Leases, Capital [Abstract]
CAPITAL LEASE OBLIGATIONS

NOTE 7 – CAPITAL LEASE OBLIGATIONS

The Company’s subsidiary, InsPro LLC, has entered into several capital lease obligations to purchase equipment used for operations. The Company has the option to purchase the equipment at the end of each lease agreement for one dollar. The underlying assets and related depreciation were included in the appropriate fixed asset category, and related depreciation account.

Property and equipment includes the following amounts for leases that have been capitalized:

		March 31, 2017	December 31, 2016
	Useful Life (Years)
Computer equipment and software	3	$1,576,226	$1,576,226
Leasehold improvements	3	15,011	15,011

		1,591,237	1,591,237
Less accumulated depreciation		(1,334,741)	(1,260,944)
		$256,496	$330,293

Future minimum payments required under capital leases at March 31, 2017, are as follows:

2017	$122,149
2018	130,693
2019	30,307

Total future payments	283,149
Less amount representing interest	18,232

Present value of future minimum payments	264,917
Less current portion	145,371

Long-term portion	$119,546

NOTE 7 – CAPITAL LEASE OBLIGATIONS

InsPro LLC has entered into several capital lease obligations to purchase equipment used for operations. InsPro LLC has the option to purchase the equipment at the end of the lease agreements for one dollar. The underlying assets and related depreciation were included in the appropriate fixed asset category, and related depreciation account.

Property and equipment includes the following amounts for leases that have been capitalized as of December 31, 2016 and 2015:

		December 31, 2016	December 31, 2015
	Useful Life (Years)
Computer equipment and software	3	$1,576,226	$1,344,091
Phone System	3	15,011	15,011
		1,591,237	1,359,102
Less accumulated depreciation		(1,260,944)	(990,007)
		$330,293	$369,095

Future minimum payments required under capital leases at December 31, 2016 are as follows:

2017	$203,110
2018	130,693
2019	30,307

Total future payments	364,110
Less amount representing interest	22,946

Present value of future minimum payments	341,164
Less current portion	188,025

Long-term portion	$153,139